February 26, 2010

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Gabelli Capital Series Funds, Inc. (the "Company")
         Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A under the Securities Act of 1933 (33-61254)

Ladies and Gentlemen:

On behalf of the Company, we transmit for filing under the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 one copy of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (the "Registration Statement") marked to show changes from Post-Effective Amendment No. 17 It is proposed that this filing will become effective on April 30, 2010, pursuant to paragraph (a)(1) of Rule 485 of the Securities Act of 1933.

The Company is making this filing pursuant to Rule 485(a) to include Items 2-8 of the amended Form N-1A in compliance with the new summary prospectus requirements.

The Company is requesting that this Post-Effective Amendment receive limited review pursuant to Investment Company Release No. 13768 (February 15, 1984).

If you have any questions or comments regarding the filing, please do not hesitate to contact me at (914) 921-5105.

Sincerely,

/s/ Bruce N. Alpert
-----------------------------
Bruce N. Alpert
President